Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 213,522	$ 361,742
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical silver bullion that constitutes total equity	99.70%	99.70%
Canada | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 138,000	$ 305,000
Scenario Member | Other price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of silver	1.00%
Percentage decrease in market value of silver	1.00%
Increase (decrease) in equity	$ 9,600,000	$ (8,900,000)
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%